SELECTED STATEMENTS OF INCOME DATA (Schedule of Net Earnings Per Share) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement Related Disclosures [Abstract]
Net income from continuing operations available to ordinary shareholders	$ 143,291	$ 123,069	$ 140,578
Net income from discontinued operations available to ordinary shareholders		(6,149)	118,253
Net income to ordinary shareholders	$ 143,291	$ 116,920	$ 258,831
Denominator for basic net earnings per share - Weighted average number of shares	60,444	59,667	59,552
Effect of dilutive securities: Add - employee stock options and RSU	1,675	1,368	1,729
Denominator for diluted net earnings per share - adjusted weighted average shares	62,119	61,035	61,281